SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE (Details)	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	26 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	35 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	23 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	6 years